THE COMPANY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Company
THE COMPANY
NOTE 1 – THE COMPANY

TherapeuticsMD, Inc., a Nevada corporation, or TherapeuticsMD or the Company, has two wholly owned subsidiaries, vitaMedMD, LLC, a Delaware limited liability company organized on May 13, 2008, or VitaMed, and BocaGreenMD, Inc., a Nevada corporation incorporated on January 10, 2012, or BocaGreen. Unless the context otherwise requires, TherapeuticsMD, VitaMed, and BocaGreen collectively are sometimes referred to as “our company,” “we,” “our,” or “us.”

Nature of Business

We are a women’s healthcare product company focused on creating and commercializing products targeted exclusively for women.  We currently manufacture and distribute branded and generic prescription prenatal vitamins as well as over-the-counter vitamins and cosmetics.

NOTE 1 – THE COMPANY

TherapeuticsMD, Inc., a Nevada corporation (“Therapeutics” or the “Company”) has two wholly owned subsidiaries, vitaMedMD, LLC, a Delaware limited liability company organized on May 13, 2008 (“VitaMed”), and BocaGreenMD, Inc., a Nevada corporation, incorporated on January 10, 2012 (“BocaGreen”). Unless the context otherwise requires, the Company, VitaMed, and BocaGreen collectively are sometimes referred to as “our company,” “we,” “our,” or “us.”

Agreement and Plan of Merger with VitaMed

On July 18, 2011, Therapeutics entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among VitaMed and VitaMed Acquisition, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (the “Merger Sub”), pursuant to which the Company would acquire 100% of VitaMed. The proposed acquisition was to be accomplished by the merger of Merger Sub with and into VitaMed with VitaMed being the surviving limited liability company (the “Merger”) in accordance with the Limited Liability Company Act of the State of Delaware. The Merger became effective upon the filing of the Certificate of Merger with the Secretary of State of the State of Delaware on October 4, 2011 (the “Effective Date”). In preparation of and prior to the closing of the Merger Agreement, the Company completed the following required corporate actions:

•	a reverse split of the Company’s 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1 for 100 (the “Reverse Split”). As a result of the Reverse Split, each share of Common Stock outstanding on July 28, 2011 (the “Record Date”), without any action on the part of the holder thereof, became one one-hundredth of a share of Common Stock. The Reverse Split decreased the number of outstanding shares of the Company’s Common Stock by approximately 99% resulting in 165,856 shares outstanding after the Reverse Split. The effectuation of the Reverse Split did not result in a change in the relative equity position or voting power of the shareholders of the Company;
•	an increase of our authorized shares of Common Stock to 250,000,000;
•	a change in the name of the Company to TherapeuticsMD, Inc.; and
•	an amendment to the Company’s Long Term Incentive Compensation Plan to increase the authorized shares for issuance thereunder to 25,000,000.

On the Effective Date, we acquired 100% of VitaMed in exchange for the issuance of shares of the Company’s Common Stock, as more fully described below (the “Merger”). In accordance with the provisions of this triangulated merger, the Merger Sub was merged with and into VitaMed as of the Effective Date. Upon consummation of the Merger Agreement and all transactions contemplated therein, the separate existence of the Merger Sub ceased and VitaMed became a wholly owned subsidiary of the Company.

Exchange of Securities

On the Effective Date, all outstanding membership units of VitaMed (the “Units”) were exchanged for shares of the Company’s Common Stock. In addition, all outstanding VitaMed options to purchase VitaMed membership units (the “VitaMed Options”) and all outstanding VitaMed warrants to purchase VitaMed membership units (the “VitaMed Warrants”) were exchanged and converted into options and warrants for the purchase of the Company’s Common Stock (“Company Options” and “Company Warrants,” respectively).

All Units, VitaMed Options and VitaMed Warrants were exchanged on a pro-rata basis for shares of the Company’s Common Stock which in the aggregate totaled 70,000,000 shares, resulting in a conversion ratio calculated by the sum of all outstanding Units, VitaMed Options and VitaMed Warrants divided by 70,000,000 (the “Conversion Ratio”). Pursuant to the Conversion Ratio, the Company issued 58,407,331 shares of the Company’s Common Stock in exchange for the outstanding Units, reserved for issuance an aggregate of 10,119,796 shares issuable upon the exercise of the Company Options, and reserved for issuance an aggregate of 1,472,916 shares issuable upon the exercise of the Company Warrants. After giving effect to the Reverse Split, and taking into consideration the 58,407,331 aforementioned shares issued in exchange for the Units, the number of shares of the Company’s Common Stock issued and outstanding as of the Effective Date was 58,573,187, of which the former members of VitaMed owned approximately 99%. All shares of the Company’s Common Stock issued in exchange for the Units, and to be issued upon exercise of the Company Options and Company Warrants, are subject to a lock-up agreement for a period of 18 months from the Effective Date.

Nature of Business

We are a women’s healthcare product company focused on creating and commercializing products targeted exclusively for women. We currently manufacture and distribute branded and generic prescription prenatal vitamins as well as over-the-counter, or OTC, vitamins.

New Products

In March 2012, we launched our first prescription-only prenatal vitamin, vitaMedMD™ Plus Rx, with subsequent launches of our second prescription-only prenatal vitamin, vitaMedMD™ One Rx in April 2012, and our third prescription-only prenatal vitamin, vitaMedMD™ RediChew™ Rx in May 2012. In the fourth quarter 2012, our BocaGreenMD™ brand was launched and our first products include three prescription products Prena1™ Plus, Prena1™ and Prena1™ Chew, which are duplicate, or “generic” formulations of our vitaMedMD-branded prescription prenatals

NOTE A – THE COMPANY

Corporate Overview and History of Therapeutics

TherapeuticsMD, Inc., a Nevada corporation (“Therapeutics” or the “Company”) was incorporated in Utah in 1907 under the name Croff Mining Company.  The Company changed its name to Croff Oil Company in 1952 and in 1996 changed its name to Croff Enterprises, Inc.  In the twenty (20) years prior to 2008, Croff’s operations consisted entirely of oil and natural gas leases.  Due to a spin-off of its operations in December 2007, Croff had no business operations or revenue source and had reduced its operations to a minimal level although it continued to file reports required under the Exchange Act.  As a result of the spin-off, Croff was a “shell company” under the rules of the Commission.  In July 2009, the Company (i) closed a transaction to acquire America’s Minority Health Network, Inc. as a wholly owned subsidiary, (ii) ceased being a shell company, and (iii) experienced a change in control in which the former shareholders of America’s Minority Health Network, Inc. acquired control of the Company.  On September 14, 2009, the Company changed its name to AMHN, Inc.  On June 11, 2010, the Company closed a transaction to acquire Spectrum Health Network, Inc. as a wholly owned subsidiary.  On July 20, 2010, the Company filed Articles of Conversion and Articles of Incorporation to redomicile in the State of Nevada and changed the par value of its shares of capital stock to $0.001 per share.  On July 31, 2010, the Company transferred the assets of America’s Minority Health Network, Inc. to a secured noteholder in exchange for the satisfaction of debt associated therewith.  On February 15, 2011, the Company transferred the assets of Spectrum Health Network, Inc. to a secured noteholder in exchange for the satisfaction of debt associated therewith and in exchange for an Exclusive Licensing, Distribution and Advertising Sales Agreement (“Licensing Agreement”) under which the Company could sell subscription services and advertising on the Spectrum Health Network for commissions.  On August 3, 2011 (with an effective date of October 3, 2011), in anticipation of closing the Merger (as defined and described below), the Company filed Amended and Restated Articles of Incorporation to change its name to TherapeuticsMD, Inc. and to increase the shares of Common Stock authorized for issuance to 250,000,000.  On October 4, 2011, the Company closed the Merger with vitaMedMD, LLC, a Delaware limited liability company (“VitaMed”).  As of December 31, 2011, Company management determined that  VitaMed would become the sole focus of the Company and services performed relative to the Licensing Agreement were discontinued.  Unless otherwise stated or unless the context otherwise requires, the description of our business set forth below is provided on a combined basis, taking into account our newly-acquired wholly owned subsidiary, VitaMed.

The Company maintains a website at www.therapeuticsmd.com.

Agreement and Plan of Merger with VitaMed

On July 18, 2011, Therapeutics entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among VitaMed and VitaMed Acquisition, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (the “Merger Sub”), pursuant to which the Company would acquire 100% of VitaMed.  The proposed acquisition was to be accomplished by the merger of Merger Sub with and into VitaMed with VitaMed being the surviving limited liability company (the “Merger”) in accordance with the Limited Liability Company Act of the State of Delaware.  The Merger became effective upon the filing of the Certificate of Merger with the Secretary of State of the State of Delaware on October 4, 2011 (the “Effective Time”).  In preparation of and prior to the closing of the Merger Agreement, the Company completed the following required corporate actions with an effective date of October 3, 2011:

•
a reverse split of the Company’s 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1 for 100 (the “Reverse Split”).  As a result of the Reverse Split, each share of Common Stock outstanding on July 28, 2011 (the “Record Date”), without any action on the part of the holder thereof, became one one-hundredth of a share of Common Stock.  The Reverse Split decreased the number of outstanding shares of the Company’s Common Stock by approximately 99% resulting in 165,856 shares outstanding after the Reverse Split.  The effectuation of the Reverse Split did not result in a change in the relative equity position or voting power of the shareholders of the Company,

•	an increase of its authorized shares of Common Stock to 250,000,000,

Agreement and Plan of Merger with VitaMed (continued)

•	a change in the name of the Company to TherapeuticsMD, Inc., and

•	an amendment to the Company’s Long Term Incentive Compensation Plan (“LTIP”) to increase the authorized shares for issuance thereunder to 25,000,000.

On October 4, 2011, the Closing Date of the Merger Agreement, the Company acquired 100% of VitaMed in exchange for the issuance of shares of the Company’s Common Stock, as more fully described below (the “Merger”).  In accordance with the provisions of this triangulated merger, the Merger Sub was merged with and into VitaMed as of the Effective Date.  Upon consummation of the Merger Agreement and all transactions contemplated therein, the separate existence of the Merger Sub ceased and VitaMed became a wholly owned subsidiary of the Company.

Exchange of Securities

At the Effective Time, all outstanding membership units of VitaMed (the “Units”) were exchanged for shares of the Company’s Common Stock.  In addition, all outstanding VitaMed options to purchase VitaMed membership units (the “VitaMed Options”) and all outstanding VitaMed warrants to purchase VitaMed membership units (the “VitaMed Warrants”) were exchanged and converted into options and warrants for the purchase of the Company’s Common Stock (“Company Options” and “Company Warrants”, respectively).  All Units, VitaMed Options and VitaMed Warrants were exchanged on a pro-rata basis for shares of the Company’s Common Stock which in the aggregate totaled 70,000,000 shares, resulting in a conversion ratio calculated by the sum of all outstanding Units, VitaMed Options and VitaMed Warrants divided by 70,000,000 (the “Conversion Ratio”).  Pursuant to the Conversion Ratio, the Company issued 58,407,331 shares of the Company’s Common Stock in exchange for the outstanding Units, reserved for issuance an aggregate of 10,119,796 shares issuable upon the exercise of the Company Options, and reserved for issuance an aggregate of 1,472,916 shares issuable upon the exercise of the Company Warrants.  After giving effect to the Reverse Split, and taking into consideration the 58,407,331 aforementioned shares issued in exchange for the Units, the number of shares of the Company’s Common Stock issued and outstanding as of the Closing Date was 58,573,187, of which the former members of VitaMed owned approximately 99%.  All shares of the Company’s Common Stock issued in exchange for the Units, and to be issued upon exercise of the Company Options and Company Warrants, are subject to a lock-up agreement for a period of eighteen (18) months from the Closing.

Corporate Overview and History of VitaMed

VitaMed is a specialty pharmaceutical company organized as a limited liability company in the State of Delaware on May 13, 2008.  VitaMed is focused on providing the highest quality products to the women’s health market.  Our direct national sales force that calls on physicians and pharmacies is enhanced by our patent-pending technology and business methodology.  This combination allows us to market both over-the-counter (“OTC”) and prescription nutritional supplements, drugs, medical foods and other medical products through pharmacies and our web-site with the recommendation of physicians by creating  unique value propositions for patients, physician/providers and insurance payors.

In the early part of 2009, we completed formulation of our first products, a prenatal multivitamin and a vegan docosahexaenoic acid (“DHA”) supplement and introduced the product to the market in June 2009 with sales primarily in South Florida.  In September 2010, we achieved a milestone of $1 million in total sales and had begun to expand our sales force nationally and currently have  product sales into 46 states.  Our product line has been expanded to ten core products and our new product development continues to focus on the women’s health market. As we continue our product development efforts for both new products and refinements to existing products, we are also seeking proprietary ingredients and formulations that can be exclusively licensed or patented for use in women’s healthcare that will further differentiate our products from the competition.

VitaMed maintains websites at www.vitamedmd.com and www.vitamedmdrx.com.

Throughout these Notes to Consolidated Financial Statements, the terms “we,” “us,” “our,” “Therapeutics,” or the “Company” refers to TherapeuticsMD, Inc., and unless otherwise specified, includes our wholly owned subsidiary, VitaMed.